INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2023
INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

16.INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

Non-current	2023	2022
Group	$’000	$’000
At 1 January	414	543
Foreign exchange movement	—	1
Additions	—	300
Fair value through profit or loss	—	(430)
Disposals	(14)	—
At 31 December	400	414